As filed with the Securities and Exchange Commission on September 30, 2011
Securities Act File No. 33-37458
Investment Company Act File No. 811-06199

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.___	[ ]
Post-Effective Amendment No. 58	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 59	[X]
(Check appropriate box or boxes.)

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(as Successor to THE NOTTINGHAM INVESTMENT TRUST II)

(Exact Name of Registrant as Specified in Charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
                         (Address of Principal Executive Offices)                                          (Zip Code)

Registrant’s Telephone Number, including Area Code (410) 837-3234

CT Corporation System
155 Federal Street, Suite 700, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite119
Leawood, Kansas 66224

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b);
[X] on October 27, 2011 pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on__________ (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on__________ (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 to the registration statement on Form N-1A for The Nottingham Investment Trust II (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 57 from October 3, 2011 to October 27, 2011. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 57 that was filed with the Securities and Exchange Commission on July 28, 2011.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Amended and Restated Declaration of Trust.[2]

(a)(2)	Certificate of Designation for The Brown Capital Management International Equity Fund.[5]

(a)(3)	Certificate of Designation for The Brown Capital Management Mid-Cap Fund.[6]

(a)(4)	Certificate of Amendment.[9]

(a)(5)	Certificate of Trust.[12]

(a)(6)	Agreement and Declaration of Trust.[12]

(b)(1)	Amended and Restated By-laws.[2]

(b)(2)	By-laws.[12]

(c)

Certificates for shares are not issued. Articles V, VI, VIII, IX and X of the Amended and Restated Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of shares of the Trust.[2]

(d)(1)

Amended and Restated Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Small Company Fund and The Brown Capital Management International Equity Fund.[4]

(d)(2)	Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Mid-Cap Fund.[6]

(d)(3)

Investment Advisory Agreement between Brown Capital Management Mutual Funds and Brown Capital Management, LLC, as Advisor to The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund.[12]

(e)(1)	Distribution Agreement with ALPS Distributors, Inc. and the Trust.[12]

(e)(2)	Amendment to the Distribution Agreement dated July 29, 2011.[12]

(f)	Not Applicable.

(g)(1)	Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.[8]

(g)(2)	Custodian Agreement (Foreign & Domestic Securities) between The Nottingham Investment Trust II and Union Bank, N.A.[8]

(g)(3)	First Addendum to the Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.[8]

(g)(4)	Second Addendum to the Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.[8]

(g)(5)	Third Addendum to the Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.[8]

(g)(6)	Fourth Addendum to the Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.[9]

(g)(7)	Fifth Addendum to the Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.[9]

(h)(1)

Amended and Restated Expense Limitation Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., with respect to The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.[10]

(h)(2)	Transfer Agency and Services Agreement between the Trust and ALPS Fund Services, Inc.[12]

(h)(3)	Amendment to the Transfer Agency and Services Agreement dated July 29, 2011.[12]

(h)(4)	Administration, Bookkeeping, and Pricing Services Agreement between the Trust and ALPS Fund Services, Inc.[12]

(h)(5)	Amendment to the Administration, Bookkeeping, and Pricing Services Agreement between the Trust and ALPS Fund Services, Inc. dated August 4, 2011.[12]

(i)(1)	Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management International Equity Fund.[3]

(i)(2)	Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management Mid-Cap Fund.[6]

(i)(3)	Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel.[11]

(j)	Consent of BBD, LLP, Independent Public Accountants.[12]

(k)	Not applicable.

(l)	Initial Capital Agreement.[1]

(m)	Plan of Distribution Pursuant to Rule 12b-1.[12]

(n)	Multiple Class Plan Pursuant to Rule 18f-3.[12]

(o)	Reserved.

(p)(1)	Amended and Restated Code of Ethics for The Nottingham Investment Trust II.[7]

(p)(2)

Code of Ethics for Brown Capital Management, Inc. Advisor to The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.[10]

(p)(3)	Code of Ethics for ALPS Distributors, Inc.[12]

————————————–

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 29, 1990 (File No. 33-37458).
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 2, 1995 (File No. 33-37458).
3.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 1999 (File No. 33-37458).
4.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on March 16, 1999 (File No. 33-37458).
5.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 28, 1999 (File No. 33-37458).
6.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2003 (File No. 33-37458).
7.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 31, 2007 (File No. 33-37458).
8.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2008 (File No. 33-37458).
9.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2009 (File No. 33-37458).
10 ..	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 28, 2010 (File No. 33-37458).
11 ..	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2010 (File No. 33-37458).
12 ..	To be filed by amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with Brown Capital Management Mutual Funds (“Registrant”).

ITEM 30.	Indemnification

The Amended and Restated Declaration of Trust (“Declaration of Trust”) and Amended and Restated Bylaws (“Bylaws”) of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

The Registrant’s Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees’ request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

Article XIV of the Registrant’s Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

This indemnification will be provided with respect to an action, suit or proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant’s Bylaws.

In addition to foregoing statements, the Registrant has entered into Investment Advisory Agreements with its investment advisors and a Distribution Agreement with its distributor. These agreements provide indemnification for the respective investment advisors, the distributor and their affiliates. Some of these persons may also be serving as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisor

See the Prospectus section entitled “Management of the Funds – The Investment Advisor” and the Statements of Additional Information section entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisor. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Registrant’s advisor currently serves as advisor to numerous institutional and individual clients.

ITEM 32.	Principal Underwriter

(a)

ALPS Distributors, Inc. is the underwriter for The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund. ALPS Distributors, Inc. also acts as underwriter for other investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, db-X Exchange-Traded Funds, Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors, Inc. is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Positions and
Offices
	Positions and Offices with	with
Name and Address*	Underwriter	Registrant

Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Richard Hetzer	Executive Vice President	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

Erin E. Douglas	Vice President, Senior Associate Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None
* c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)	Not applicable

ITEM 33.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by Union Bank, N.A. at 350 California Street, 6th Floor, San Francisco, California 94104. Certain other books and records are maintained at the offices of the Registrant at 1201 N. Calvert Street, Baltimore, Maryland 21202.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 58 to Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, and the State of Maryland on this 30th day of September, 2011.

THE NOTTINGHAM INVESTMENT TRUST II

By:	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 58 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Keith A. Lee	Sept. 30, 2011	Trustee, President and Principal Executive Officer
Keith A. Lee	Date

/s/ Jack E. Brinson	Sept. 30, 2011	Trustee, Chairman
Jack E. Brinson	Date

/s/ James H. Speed, Jr.	Sept. 30, 2011	Trustee
James H. Speed, Jr.	Date

/s/ Cecil E. Flamer	Sept. 30, 2011	Treasurer and Principal Financial Officer
Cecil E. Flamer	Date